INCOME TAXES - Components of net deferred tax assets (liabilities) (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets		$ 691,341	$ 466,890
Stock based compensation		311,178
Net operating loss carryforwards		1,494,132	154,976
Total deferred tax assets		2,496,651	621,866
Deferred tax liabilities:
Prepaid expenses		(4,564)	(6,178)
Other PPE depreciation		(4,621)	(7,188)
Total deferred tax liabilities		(9,185)	(13,366)
Net Deferred tax assets (liabilities)		2,487,466	608,500
Valuation allowance	$ (3,384,508)	$ (2,487,466)	0
Net			$ 608,500